RELATED PARTY TRANSACTIONS (Detail Textuals)	1 Months Ended
Jan. 26, 2018 shares
MDJM
Related Party Transaction [Line Items]
Common share issued	10,200,000
CANDM LTD
Related Party Transaction [Line Items]
Common share issued	10,000
MNCC LTD
Related Party Transaction [Line Items]
Common share issued	10,000
Beneficial Owners
Related Party Transaction [Line Items]
Common share issued	10,380,000
Mr. Siping Xu | MDJM
Related Party Transaction [Line Items]
Percentages of ownership controlled	100.00%
Mr.Yang Li | CANDM LTD
Related Party Transaction [Line Items]
Percentages of ownership controlled	100.00%
Mr. Mengnan Wang | MNCC LTD
Related Party Transaction [Line Items]
Percentages of ownership controlled	100.00%